UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)[1]
Consumer Discretionary (12.8%)
*	LKQ Corp.	2,220,820	53,655
*	DreamWorks Animation SKG Inc. Class A	1,809,650	50,797
*	WMS Industries Inc.	1,174,903	49,287
*	MGM Resorts International	3,213,300	47,653
*	Life Time Fitness Inc.	1,034,865	41,270
	DeVry Inc.	781,656	40,732
	Gentex Corp.	1,230,685	39,468
	Cinemark Holdings Inc.	2,286,100	38,749
	Williams-Sonoma Inc.	1,193,356	38,426
*	CarMax Inc.	1,144,470	37,367
	Tractor Supply Co.	694,805	35,651
*	GameStop Corp. Class A	1,680,690	35,412
*	Penn National Gaming Inc.	858,525	30,675
*	Tenneco Inc.	700,441	28,949
*	Texas Roadhouse Inc. Class A	1,657,724	27,551
*	Lumber Liquidators Holdings Inc.	980,850	27,405
*	O'Reilly Automotive Inc.	456,422	25,939
	Service Corp. International	2,973,040	25,776
*	Bally Technologies Inc.	615,900	25,209
	Darden Restaurants Inc.	522,165	24,599
	Aaron's Inc.	1,219,450	23,401
*	G-III Apparel Group Ltd.	581,950	20,304
*	Interpublic Group of Cos. Inc.	1,836,750	19,635
*	Select Comfort Corp.	1,864,856	18,947
*	Pier 1 Imports Inc.	2,015,110	18,882
*	Coinstar Inc.	445,051	18,421
*	Buffalo Wild Wings Inc.	417,300	18,265
*	Childrens Place Retail Stores Inc.	434,929	18,219
*	Steven Madden Ltd.	470,709	17,967
*	Cheesecake Factory Inc.	546,593	16,130
*	Gaylord Entertainment Co.	477,848	15,932
*	DSW Inc. Class A	475,321	15,824
*	Panera Bread Co. Class A	141,150	13,488
*,^	Talbots Inc.	2,452,590	13,391
*	Warnaco Group Inc.	259,660	13,263
*	Ulta Salon Cosmetics & Fragrance Inc.	343,804	12,735
	Monro Muffler Brake Inc.	370,175	12,245
*	priceline.com Inc.	28,485	12,206
*	Urban Outfitters Inc.	330,110	11,164
*	Fossil Inc.	152,621	10,844
*,^	Liz Claiborne Inc.	2,189,500	10,816
	Regis Corp.	590,650	9,899
	Foot Locker Inc.	533,500	9,528
*	ITT Educational Services Inc.	135,613	8,929
	Ross Stores Inc.	129,523	8,445
	Coach Inc.	148,750	8,046
	Sotheby's	190,619	7,682
*	Capella Education Co.	126,000	7,214
	Strayer Education Inc.	58,350	7,002

* K12 Inc.	256,014	6,976
* Royal Caribbean Cruises Ltd.	153,371	6,886
Starwood Hotels & Resorts Worldwide Inc.	115,675	6,821
Tiffany & Co.	116,587	6,777
Express Inc.	352,575	6,135
Wyndham Worldwide Corp.	208,275	5,859
* Tempur-Pedic International Inc.	127,597	5,568
American Eagle Outfitters Inc.	375,600	5,431
Bebe Stores Inc.	929,350	5,218
* Pinnacle Entertainment Inc.	345,130	5,205
* JOS A Bank Clothiers Inc.	121,000	5,170
* BJ's Restaurants Inc.	136,200	4,812
* BorgWarner Inc.	70,800	4,772
* American Public Education Inc.	132,800	4,457
* Steiner Leisure Ltd.	92,880	4,117
Group 1 Automotive Inc.	108,384	4,101
PetSmart Inc.	92,800	3,734
* MDC Partners Inc. Class A	220,000	3,681
* Hibbett Sports Inc.	98,550	3,156
* TRW Automotive Holdings Corp.	52,745	3,147
Polaris Industries Inc.	38,800	2,985
PF Chang's China Bistro Inc.	63,036	2,902
* Dana Holding Corp.	161,737	2,898
* Valassis Communications Inc.	90,776	2,754
Autoliv Inc.	35,709	2,743
* Pre-Paid Legal Services Inc.	40,474	2,665
Cracker Barrel Old Country Store Inc.	50,824	2,616
* AnnTaylor Stores Corp.	115,472	2,554
Cato Corp. Class A	100,274	2,451
* Domino's Pizza Inc.	143,099	2,347
Finish Line Inc. Class A	148,691	2,288
* Sally Beauty Holdings Inc.	155,872	2,051
John Wiley & Sons Inc. Class A	40,584	1,865
Brinker International Inc.	77,057	1,813
* CEC Entertainment Inc.	43,764	1,617
* American Axle & Manufacturing Holdings Inc.	105,200	1,504
* Rue21 Inc.	49,015	1,446
* Perry Ellis International Inc.	46,600	1,312
* Chipotle Mexican Grill Inc. Class A	5,600	1,226
* Deckers Outdoor Corp.	15,600	1,145
* CROCS Inc.	43,300	710
Cooper Tire & Rubber Co.	29,792	681
Meredith Corp.	17,980	606
* Timberland Co. Class A	17,515	468
* Jo-Ann Stores Inc.	6,607	399
* Madison Square Garden Inc. Class A	14,532	367
* DineEquity Inc.	6,650	343
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,183	2
		1,272,175
Consumer Staples (2.3%)
Herbalife Ltd.	682,554	44,591
Pricesmart Inc.	821,743	29,986
* United Natural Foods Inc.	796,959	29,488
* Smithfield Foods Inc.	1,304,400	25,971
Nu Skin Enterprises Inc. Class A	690,936	20,783
Ruddick Corp.	594,752	20,043
* Cott Corp.	2,197,000	17,664

*	BJ's Wholesale Club Inc.	288,200	12,664
*	Constellation Brands Inc. Class A	638,150	12,265
*	Boston Beer Co. Inc. Class A	70,105	6,310
*	Green Mountain Coffee Roasters Inc.	140,000	4,701
	Diamond Foods Inc.	94,000	4,678
	B&G Foods Inc. Class A	124,600	1,673
	Spartan Stores Inc.	46,596	675
	Lancaster Colony Corp.	8,902	495
			231,987
Energy (5.2%)
*	Atwood Oceanics Inc.	957,645	38,708
	Core Laboratories NV	409,069	37,332
*	Global Industries Ltd.	4,018,366	32,207
*	Brigham Exploration Co.	1,018,245	30,150
*	Hornbeck Offshore Services Inc.	1,265,600	30,045
*	Ultra Petroleum Corp.	596,960	28,493
*	Comstock Resources Inc.	993,200	27,512
	SM Energy Co.	379,712	23,603
*	Alpha Natural Resources Inc.	417,140	22,413
	Niko Resources Ltd.	200,700	19,476
	Berry Petroleum Co. Class A	405,550	18,927
*	Tesco Corp.	1,212,697	18,512
*	Frontier Oil Corp.	872,400	18,146
*	Rosetta Resources Inc.	449,160	17,944
*	Petrohawk Energy Corp.	827,620	16,594
*	Whiting Petroleum Corp.	125,123	15,800
*	Southwestern Energy Co.	397,625	15,706
	CARBO Ceramics Inc.	121,319	13,971
*	Clean Energy Fuels Corp.	1,173,020	13,924
*	Oceaneering International Inc.	146,270	11,296
	EXCO Resources Inc.	450,575	9,048
*	Rex Energy Corp.	714,337	8,597
*	Energy XXI Bermuda Ltd.	290,650	8,374
*	Basic Energy Services Inc.	410,000	7,487
	Patterson-UTI Energy Inc.	284,550	6,641
*	Kodiak Oil & Gas Corp.	925,775	5,879
*	SandRidge Energy Inc.	540,282	4,020
	Arch Coal Inc.	89,600	3,069
*	Venoco Inc.	126,653	2,642
*	Clayton Williams Energy Inc.	28,678	2,542
*	Oil States International Inc.	35,876	2,431
*	Superior Energy Services Inc.	63,500	2,230
	W&T Offshore Inc.	106,156	2,160
	Holly Corp.	31,700	1,555
*	Forest Oil Corp.	30,902	1,199
*	Concho Resources Inc.	11,350	1,092
*	Cloud Peak Energy Inc.	15,500	353
	RPC Inc.	17,250	303
*	Petroquest Energy Inc.	15,279	120
			520,501
Exchange-Traded Funds (2.4%)
^	iShares Russell 2000 Index Fund	1,205,546	93,972
^,2	Vanguard Small-Cap ETF	1,165,083	85,214
^,2	Vanguard Small-Cap Growth ETF	713,200	56,158
			235,344
Financials (6.1%)
	Waddell & Reed Financial Inc. Class A	1,470,450	53,113

*	NASDAQ OMX Group Inc.	1,713,600	41,949
*	Affiliated Managers Group Inc.	379,725	38,667
	SEI Investments Co.	1,461,200	33,827
	Lazard Ltd. Class A	772,230	32,218
	Brown & Brown Inc.	1,280,900	31,715
	Redwood Trust Inc.	1,943,500	29,094
	Cash America International Inc.	694,798	27,952
	Och-Ziff Capital Management Group LLC Class A	1,717,450	27,582
	Jefferies Group Inc.	1,026,563	25,674
*	Signature Bank	437,270	22,843
	MB Financial Inc.	1,097,175	21,571
	MFA Financial Inc.	2,599,400	21,237
	Umpqua Holdings Corp.	1,747,800	19,173
	PrivateBancorp Inc. Class A	1,212,349	18,634
*	Stifel Financial Corp.	262,500	16,842
	Evercore Partners Inc. Class A	476,750	15,399
	Sabra Healthcare REIT Inc.	767,076	14,275
*	National Financial Partners Corp.	1,058,354	13,420
*	CB Richard Ellis Group Inc. Class A	426,099	9,455
*	American Assets Trust Inc.	422,250	8,990
	TCF Financial Corp.	585,500	8,747
	Northwest Bancshares Inc.	739,200	8,660
*,^	eHealth Inc.	690,000	8,349
	Valley National Bancorp	604,700	8,182
*	HFF Inc. Class A	418,050	5,272
	Discover Financial Services	246,285	5,071
	T Rowe Price Group Inc.	70,225	4,629
	Webster Financial Corp.	160,507	3,672
	QC Holdings Inc.	670,000	2,740
*	Ezcorp Inc. Class A	93,704	2,521
*	World Acceptance Corp.	43,615	2,449
*	Credit Acceptance Corp.	43,200	2,443
	Endurance Specialty Holdings Ltd.	50,164	2,332
	Nelnet Inc. Class A	99,602	2,233
*	Arch Capital Group Ltd.	24,052	2,123
	Provident Financial Services Inc.	141,025	2,066
	Bank of the Ozarks Inc.	41,611	1,795
	Apartment Investment & Management Co.	69,300	1,771
	Rayonier Inc.	29,800	1,765
	Mid-America Apartment Communities Inc.	24,554	1,565
	Getty Realty Corp.	48,559	1,410
*	Strategic Hotels & Resorts Inc.	248,701	1,370
*	First Cash Financial Services Inc.	40,350	1,331
	Potlatch Corp.	11,500	427
	Washington Real Estate Investment Trust	6,500	200
	Digital Realty Trust Inc.	2,778	151
			606,904
Health Care (17.4%)
*	Coventry Health Care Inc.	2,476,600	74,224
*	Bruker Corp.	4,202,248	73,539
	Cooper Cos. Inc.	1,250,710	71,716
*	Regeneron Pharmaceuticals Inc.	1,804,050	60,760
*	Health Management Associates Inc. Class A	5,104,100	46,447
*	Alkermes Inc.	3,118,400	40,259
*	Seattle Genetics Inc.	2,366,904	38,794
*	Mettler-Toledo International Inc.	257,904	38,477
*	Bio-Rad Laboratories Inc. Class A	348,010	37,891

*	Brookdale Senior Living Inc. Class A	1,567,163	34,242
*	ResMed Inc.	1,087,250	34,237
*	Henry Schein Inc.	504,500	33,125
*	Allscripts Healthcare Solutions Inc.	1,569,095	33,124
*	Volcano Corp.	1,249,440	32,810
*	ICON plc ADR	1,472,095	32,784
	PerkinElmer Inc.	1,278,600	32,707
*	Edwards Lifesciences Corp.	368,800	31,086
*	Elan Corp. plc ADR	4,460,300	30,107
	DENTSPLY International Inc.	834,300	29,601
*	Varian Medical Systems Inc.	434,242	29,342
*	Salix Pharmaceuticals Ltd.	716,045	29,336
*	Kindred Healthcare Inc.	1,523,144	28,498
*	Parexel International Corp.	1,204,971	27,967
*	Covance Inc.	490,313	27,644
*	RehabCare Group Inc.	1,113,900	27,357
	West Pharmaceutical Services Inc.	677,850	27,107
	Pharmaceutical Product Development Inc.	916,850	26,717
*	Exelixis Inc.	3,080,200	26,705
*	Nektar Therapeutics	2,292,900	25,703
*	Onyx Pharmaceuticals Inc.	721,550	25,460
*	BioMarin Pharmaceutical Inc.	994,800	25,288
*	Cubist Pharmaceuticals Inc.	1,147,300	25,172
*	QIAGEN NV	1,362,100	25,131
*	Healthspring Inc.	707,500	21,501
*	SXC Health Solutions Corp.	445,476	21,432
*	Alexion Pharmaceuticals Inc.	252,087	21,130
*,3	ABIOMED Inc.	2,037,400	19,966
*	Cephalon Inc.	325,300	19,219
	Quality Systems Inc.	238,600	19,050
	Warner Chilcott plc Class A	777,600	18,655
*	IPC The Hospitalist Co. Inc.	487,575	18,104
*	Incyte Corp. Ltd.	1,219,400	17,974
*	Amylin Pharmaceuticals Inc.	1,056,100	17,088
*	Targacept Inc.	662,058	17,055
*	NxStage Medical Inc.	699,875	16,825
	Hikma Pharmaceuticals plc	1,256,850	16,193
*	Hospira Inc.	283,530	15,659
*	Align Technology Inc.	750,900	15,641
*	Ardea Biosciences Inc.	553,900	14,689
	Patterson Cos. Inc.	415,800	13,746
*	Par Pharmaceutical Cos. Inc.	382,650	13,668
*	United Therapeutics Corp.	197,862	13,451
*,^	Cadence Pharmaceuticals Inc.	1,662,019	12,906
*	Jazz Pharmaceuticals Inc.	542,200	12,124
*	Luminex Corp.	700,400	11,893
*	Sirona Dental Systems Inc.	271,035	11,874
*	MWI Veterinary Supply Inc.	190,493	11,841
*	XenoPort Inc.	1,460,000	11,505
*	Isis Pharmaceuticals Inc.	1,261,549	11,480
*	Momenta Pharmaceuticals Inc.	812,000	10,385
	Universal Health Services Inc. Class B	222,513	9,368
*	Mylan Inc.	376,850	8,728
	Perrigo Co.	98,450	7,161
*	Accretive Health Inc.	379,423	6,883
*	Immunogen Inc.	790,300	6,528
*	Life Technologies Corp.	118,205	6,417
*	Cepheid Inc.	235,325	5,591

*	ExamWorks Group Inc.	243,449	5,327
	AmerisourceBergen Corp. Class A	141,250	5,065
*	American Medical Systems Holdings Inc.	256,471	5,006
*	Cerner Corp.	49,375	4,881
*	Durect Corp.	1,545,600	4,822
*	Express Scripts Inc.	82,448	4,644
*	Questcor Pharmaceuticals Inc.	266,756	4,124
*	Medidata Solutions Inc.	157,745	3,936
*,^	Arena Pharmaceuticals Inc.	2,181,646	3,447
*	Community Health Systems Inc.	83,817	2,944
	STERIS Corp.	82,521	2,873
*	Healthsouth Corp.	126,790	2,868
*	Impax Laboratories Inc.	121,000	2,810
	Chemed Corp.	44,406	2,763
*	AMERIGROUP Corp.	48,611	2,546
*	Corvel Corp.	48,882	2,468
*	Medicines Co.	152,858	2,397
	Invacare Corp.	78,943	2,182
*	Neurocrine Biosciences Inc.	210,326	1,552
	Hill-Rom Holdings Inc.	32,100	1,299
*	Arthrocare Corp.	36,610	1,025
*	Emergent Biosolutions Inc.	41,000	871
*	Micromet Inc.	133,199	856
*	Array Biopharma Inc.	288,212	836
	Lincare Holdings Inc.	25,135	680
*	Caliper Life Sciences Inc.	102,300	659
*	IDEXX Laboratories Inc.	8,400	602
*	Inspire Pharmaceuticals Inc.	133,655	528
	PDL BioPharma Inc.	67,200	332
*	Depomed Inc.	37,233	312
*	Genomic Health Inc.	13,744	306
*	Arqule Inc.	45,700	280
*	Codexis Inc.	28,100	254
*	Sequenom Inc.	33,747	231
*	Nabi Biopharmaceuticals	33,753	189
			1,735,002
Industrials (16.3%)
	Kennametal Inc.	1,905,080	77,346
*	Genesee & Wyoming Inc. Class A	1,023,030	52,942
*	IHS Inc. Class A	562,430	46,097
*	ArvinMeritor Inc.	2,077,300	45,410
	MSC Industrial Direct Co. Class A	684,766	40,696
	Flowserve Corp.	324,320	40,537
*	Kansas City Southern	794,100	39,689
*	Chicago Bridge & Iron Co. NV	1,141,253	37,536
*	EnerSys	1,132,140	37,157
	Lennox International Inc.	740,400	36,383
	Watsco Inc.	554,660	34,788
*	AerCap Holdings NV	2,242,926	33,464
	Knight Transportation Inc.	1,701,625	32,433
	Belden Inc.	922,290	32,059
	Con-way Inc.	936,900	31,873
*	Kforce Inc.	1,771,052	31,666
*	Teledyne Technologies Inc.	647,600	30,638
*	JetBlue Airways Corp.	4,962,930	29,778
	Trinity Industries Inc.	1,052,800	29,363
*	BE Aerospace Inc.	755,380	29,226

	Manpower Inc.	425,800	27,494
*	Beacon Roofing Supply Inc.	1,434,956	26,059
	UTi Worldwide Inc.	1,152,235	25,234
	Triumph Group Inc.	257,800	24,757
*	RBC Bearings Inc.	680,494	23,661
*,^	Swift Transporation Co.	1,627,700	23,260
*	US Airways Group Inc.	2,336,400	23,177
*	Middleby Corp.	276,045	22,583
	AMETEK Inc.	531,471	21,673
	IESI-BFC Ltd.	904,200	21,475
*	United Stationers Inc.	342,300	21,318
*	II-VI Inc.	428,600	21,164
	Gardner Denver Inc.	288,043	20,779
*	Stericycle Inc.	263,035	20,646
*	Ladish Co. Inc.	375,800	20,120
*	Corrections Corp. of America	799,244	19,829
	Applied Industrial Technologies Inc.	624,700	19,778
*	Huron Consulting Group Inc.	696,500	17,837
*	GeoEye Inc.	444,370	17,739
*	DigitalGlobe Inc.	566,390	17,394
	Donaldson Co. Inc.	283,473	16,612
	Landstar System Inc.	396,530	16,428
*	General Cable Corp.	436,750	16,164
	Woodward Inc.	459,700	15,503
*	AGCO Corp.	289,400	14,673
*	Advisory Board Co.	296,036	14,642
*	TrueBlue Inc.	799,730	13,643
	Robert Half International Inc.	424,964	13,327
	Interface Inc. Class A	803,050	13,050
*,^	A123 Systems Inc.	1,438,800	13,036
	Titan International Inc.	599,000	11,381
	Acuity Brands Inc.	204,400	11,283
*	TransDigm Group Inc.	140,225	10,865
*	RailAmerica Inc.	846,470	10,555
	Goodrich Corp.	113,921	10,324
*	Atlas Air Worldwide Holdings Inc.	200,630	10,194
	Robbins & Myers Inc.	226,150	9,392
*	LaBarge Inc.	619,822	8,653
*	Polypore International Inc.	176,950	8,520
*	Exponent Inc.	229,572	8,430
*	Sensata Technologies Holding NV	264,750	8,342
*	EMCOR Group Inc.	275,000	8,327
*	CAI International Inc.	405,823	7,727
*	United Rentals Inc.	286,850	7,645
*	Chart Industries Inc.	203,655	7,397
	Graco Inc.	169,475	7,199
*	Babcock & Wilcox Co.	240,346	7,030
	CH Robinson Worldwide Inc.	87,550	6,749
*	Korn/Ferry International	270,000	6,318
*	Flow International Corp.	1,680,618	6,302
*	Hertz Global Holdings Inc.	415,500	6,112
*	United Continental Holdings Inc.	223,543	5,678
*	Altra Holdings Inc.	269,064	5,626
*	HUB Group Inc. Class A	160,504	5,582
	ABM Industries Inc.	213,685	5,492
	Heartland Express Inc.	292,752	4,691
*	Navistar International Corp.	60,100	3,897
	JB Hunt Transport Services Inc.	89,575	3,673

*	Clean Harbors Inc.	40,515	3,648
	Corporate Executive Board Co.	90,125	3,502
*	Rush Enterprises Inc. Class A	175,000	3,337
	Waste Connections Inc.	107,650	3,119
	Nordson Corp.	32,911	3,038
	Timken Co.	62,000	2,915
	Toro Co.	47,903	2,913
	Deluxe Corp.	112,525	2,751
	Actuant Corp. Class A	97,563	2,705
	Textainer Group Holdings Ltd.	78,808	2,443
	HEICO Corp.	46,425	2,428
	Cubic Corp.	49,188	2,398
	KBR Inc.	73,800	2,369
	HEICO Corp. Class A	61,450	2,345
	TAL International Group Inc.	73,084	2,282
*	Alaska Air Group Inc.	37,969	2,249
	Watts Water Technologies Inc. Class A	62,471	2,247
*	Trimas Corp.	117,201	2,231
*	Sauer-Danfoss Inc.	77,064	2,208
	Ryder System Inc.	45,131	2,170
*	Consolidated Graphics Inc.	34,100	1,707
*	DXP Enterprises Inc.	57,700	1,257
*	Owens Corning	30,822	1,032
*	EnerNOC Inc.	35,000	911
*	WABCO Holdings Inc.	9,740	569
	NACCO Industries Inc. Class A	5,485	550
	Great Lakes Dredge & Dock Corp.	65,005	540
*	Oshkosh Corp.	8,682	329
*	WESCO International Inc.	5,264	295
*	KAR Auction Services Inc.	17,203	255
*	Park-Ohio Holdings Corp.	12,400	255
	Healthcare Services Group Inc.	1	—
			1,626,518
Information Technology (27.7%)
*	VeriFone Systems Inc.	2,246,115	89,710
*,^	Alliance Data Systems Corp.	1,109,639	78,496
*	Ariba Inc.	2,599,440	73,018
*	Rovi Corp.	1,045,935	64,597
*	Teradyne Inc.	3,846,592	64,161
*	Microsemi Corp.	2,735,185	61,514
*,3	TiVo Inc.	6,302,894	60,949
*	Polycom Inc.	1,308,480	57,377
*	ON Semiconductor Corp.	5,025,775	55,535
*	MKS Instruments Inc.	1,682,700	48,310
*	Netlogic Microsystems Inc.	1,370,018	47,759
*	Informatica Corp.	997,486	46,283
*	Trimble Navigation Ltd.	988,780	45,563
	Sapient Corp.	3,688,950	44,083
*	MICROS Systems Inc.	962,581	44,028
*	Cadence Design Systems Inc.	4,637,450	40,253
*	Parametric Technology Corp.	1,805,965	40,147
*	F5 Networks Inc.	367,674	39,849
	Avago Technologies Ltd.	1,369,125	39,308
	Jabil Circuit Inc.	1,864,880	37,689
*	NICE Systems Ltd. ADR	1,149,421	37,609
*	PMC - Sierra Inc.	4,732,503	37,008
*	Atmel Corp.	2,705,416	36,631

*	IAC/InterActiveCorp	1,266,700	35,835
*	WebMD Health Corp.	672,041	35,134
*	Convergys Corp.	2,439,500	34,738
	Factset Research Systems Inc.	334,600	33,728
*	Celestica Inc.	3,403,700	33,595
*	Ingram Micro Inc.	1,701,653	33,591
	Maxim Integrated Products Inc.	1,283,500	33,140
*	Acme Packet Inc.	615,628	33,108
*	Cymer Inc.	656,215	31,885
	Syntel Inc.	565,039	31,512
*	FEI Co.	1,130,295	30,801
*	Finisar Corp.	915,502	30,486
*	SunPower Corp. Class B	2,269,836	29,962
*	Concur Technologies Inc.	580,625	29,629
	Power Integrations Inc.	786,515	29,046
*	LSI Corp.	4,514,000	27,942
	Littelfuse Inc.	544,550	27,925
*	Quest Software Inc.	1,074,700	27,749
*	Salesforce.com Inc.	209,135	27,008
	ADTRAN Inc.	652,935	26,855
*	SuccessFactors Inc.	900,130	26,212
*	Acxiom Corp.	1,465,175	25,245
*	Progress Software Corp.	880,350	25,213
*	j2 Global Communications Inc.	911,100	25,146
	VeriSign Inc.	724,800	24,390
*	Fortinet Inc.	623,600	23,977
*	Verigy Ltd.	1,781,120	23,760
*	ValueClick Inc.	1,691,100	23,692
*	Nuance Communications Inc.	1,163,280	23,649
*	CommVault Systems Inc.	764,000	23,600
*	Sourcefire Inc.	957,026	23,552
*	Gartner Inc.	631,533	22,369
*	Euronet Worldwide Inc.	1,220,530	22,324
*	Hollysys Automation Technologies Ltd.	1,330,700	21,358
	Comtech Telecommunications Corp.	757,400	21,253
*	Varian Semiconductor Equipment Associates Inc.	470,430	20,911
*	Genpact Ltd.	1,347,100	20,382
*,^	Ciena Corp.	920,400	20,276
*	QLogic Corp.	1,135,000	20,214
*	Red Hat Inc.	446,475	18,448
*,^	STEC Inc.	885,600	18,146
*	Constant Contact Inc.	646,919	18,107
	Black Box Corp.	497,100	17,493
*	RF Micro Devices Inc.	2,597,903	17,458
*	RightNow Technologies Inc.	657,750	17,055
*	S1 Corp.	2,412,100	15,534
*	Cypress Semiconductor Corp.	679,509	14,711
*	SolarWinds Inc.	776,750	14,681
*	Hittite Microwave Corp.	243,500	14,556
*	RADWARE Ltd.	364,450	13,605
*	Digital River Inc.	393,430	12,487
*	VistaPrint NV	231,150	11,705
*	FLIR Systems Inc.	371,140	11,520
*	NetApp Inc.	205,714	11,259
*	Oclaro Inc.	792,578	11,001
	Pegasystems Inc.	299,650	10,242
*	LoopNet Inc.	978,278	10,047
*	Cardtronics Inc.	537,323	9,183

*	hiSoft Technology International Ltd. ADR	303,600	9,144
*	Advent Software Inc.	304,728	9,008
*	Ancestry.com Inc.	246,313	8,769
*	Silicon Laboratories Inc.	185,020	8,230
*	Diodes Inc.	317,775	8,180
*	Mellanox Technologies Ltd.	293,200	8,019
*	Skyworks Solutions Inc.	239,150	7,598
*	Advanced Energy Industries Inc.	485,800	7,503
	KLA-Tencor Corp.	166,040	7,319
*	FleetCor Technologies Inc.	233,950	7,019
*	Aviat Networks Inc.	1,303,735	6,766
*	Cognizant Technology Solutions Corp. Class A	84,989	6,200
*	QLIK Technologies Inc.	248,225	5,761
*	Websense Inc.	290,800	5,572
*	Marvell Technology Group Ltd.	291,196	5,536
*	NVIDIA Corp.	223,275	5,341
*	DemandTec Inc.	424,077	5,110
*	Radiant Systems Inc.	279,486	5,101
*	Riverbed Technology Inc.	141,920	5,091
*	comScore Inc.	209,600	5,022
*	Autodesk Inc.	116,575	4,742
*	DealerTrack Holdings Inc.	238,000	4,704
*	SAVVIS Inc.	142,300	4,379
*	Synchronoss Technologies Inc.	152,600	4,343
*	Electronic Arts Inc.	250,000	3,898
*	Aruba Networks Inc.	170,906	3,683
*	JDS Uniphase Corp.	198,800	3,374
*	Atheros Communications Inc.	75,000	3,344
*	TIBCO Software Inc.	148,724	3,269
*	Novellus Systems Inc.	90,200	3,254
	National Instruments Corp.	71,103	3,008
*	Itron Inc.	51,627	2,995
*	NCR Corp.	174,278	2,858
	MAXIMUS Inc.	41,272	2,800
	Anixter International Inc.	42,326	2,678
*	Coherent Inc.	49,600	2,656
*	Lattice Semiconductor Corp.	420,973	2,623
	Opnet Technologies Inc.	89,395	2,556
*	Manhattan Associates Inc.	84,942	2,507
	Intersil Corp. Class A	160,495	2,427
*	Mentor Graphics Corp.	189,900	2,418
*	Axcelis Technologies Inc.	694,309	2,409
*,^	Power-One Inc.	218,700	2,340
*	Silicon Image Inc.	339,400	2,328
*	Blue Coat Systems Inc.	80,000	2,305
*	Omnivision Technologies Inc.	88,275	2,280
*	Nova Measuring Instruments Ltd.	250,000	2,250
*	Advanced Micro Devices Inc.	284,387	2,227
*	Monolithic Power Systems Inc.	150,000	2,201
*	Netscout Systems Inc.	95,615	2,192
	Plantronics Inc.	52,992	1,876
*	Interactive Intelligence Inc.	40,276	1,318
	Solera Holdings Inc.	22,214	1,162
	National Semiconductor Corp.	74,753	1,133
*	Take-Two Interactive Software Inc.	90,700	1,131
*	PROS Holdings Inc.	110,000	1,098
*	Xyratex Ltd.	62,075	827
*	TriQuint Semiconductor Inc.	61,700	812

*	Epicor Software Corp.	77,900	807
*	Booz Allen Hamilton Holding Corp.	41,422	773
*	CSG Systems International Inc.	36,000	700
*	Magma Design Automation Inc.	86,600	470
	DST Systems Inc.	9,200	438
*	Brightpoint Inc.	38,880	353
*	Cirrus Logic Inc.	15,965	336
*	Anadigics Inc.	48,800	333
*	Extreme Networks	63,817	209
*	Ultimate Software Group Inc.	4,000	194
			2,757,614
Materials (3.6%)
	Silgan Holdings Inc.	1,216,879	45,426
	Steel Dynamics Inc.	2,268,000	41,278
	Albemarle Corp.	715,020	40,155
	Sensient Technologies Corp.	1,116,353	37,855
*	Fronteer Gold Inc.	2,900,645	28,600
	Olin Corp.	1,122,800	21,861
	CF Industries Holdings Inc.	152,200	20,553
	Schnitzer Steel Industries Inc.	272,150	16,792
	Aptargroup Inc.	277,970	13,359
*	OM Group Inc.	315,748	11,424
	Arch Chemicals Inc.	313,199	11,350
*,^	STR Holdings Inc.	538,300	9,840
	Balchem Corp.	291,500	9,809
*	Solutia Inc.	414,850	9,716
	Airgas Inc.	128,550	8,056
	Greif Inc. Class A	111,529	7,032
	Walter Energy Inc.	30,166	3,930
*	Crown Holdings Inc.	102,633	3,424
	Rock-Tenn Co. Class A	39,200	2,617
	Ball Corp.	36,700	2,610
*	Clearwater Paper Corp.	31,952	2,527
*	Ferro Corp.	154,853	2,388
	Lubrizol Corp.	22,200	2,386
	NewMarket Corp.	18,380	2,332
	Eastman Chemical Co.	10,355	962
*	Rockwood Holdings Inc.	19,054	773
	Ashland Inc.	11,286	655
			357,710
Telecommunication Services (1.2%)
*,3	Vonage Holdings Corp.	11,207,283	36,760
*	tw telecom inc Class A	1,565,300	26,845
*	SBA Communications Corp. Class A	500,467	20,419
*	MetroPCS Communications Inc.	1,455,400	18,818
*	Clearwire Corp. Class A	2,537,410	13,423
*	NII Holdings Inc.	94,650	3,973
	USA Mobility Inc.	118,566	2,025
			122,263
Utilities (0.8%)
	ITC Holdings Corp.	497,800	32,705
	UGI Corp.	934,800	29,306
	Ormat Technologies Inc.	338,480	10,412
	Integrys Energy Group Inc.	28,300	1,347
			73,770
Total Common Stocks (Cost $7,317,283)			9,539,788

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.8%)[1]
Money Market Fund (6.0%)
[4,5] Vanguard Market Liquidity Fund	0.207%		593,350,991	593,351

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc.
(Dated 1/31/11, Repurchase Value
$53,900,000, collateralized by Government
National Mortgage Assn. 4.000%-5.000%,
10/15/39-1/15/41)	0.220%	2/1/11	53,900	53,900

U.S. Government and Agency Obligations (0.3%)
[6,7] Fannie Mae Discount Notes	0.281%	3/31/11	30,000	29,990
[6,7] Freddie Mac Discount Notes	0.296%	3/31/11	3,000	2,999
				32,989
Total Temporary Cash Investments (Cost $680,236)				680,240
Total Investments (102.6%) (Cost $7,997,519)				10,220,028
Other Assets and Liabilities-Net (-2.6%)[5]				(257,709)
Net Assets (100%)				9,962,319

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $249,842,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.3% and 5.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $255,404,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
7 Securities with a value of $32,989,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

Explorer Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,523,595	16,193	—
Temporary Cash Investments	593,351	86,889	—
Futures Contracts—Assets[1]	1,190	—	—
Futures Contracts—Liabilities[1]	(104)	—	—
Total	10,118,033	103,082	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Explorer Fund

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

		($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	1,486	115,938	(1,511)
S&P MidCap 400 Index	March 2011	86	39,693	1,358

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		Jan. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
ABIOMED Inc.	20,101	876	—	—	19,966
Beacon Roofing Supply Inc.	38,932	2,994	24,548	—	N/A2
TiVo Inc.	N/A1	11,421	6,636	—	60,949
Vonage Holdings Corp.	N/A1	16,345	—	—	36,760
	59,033			—	117,675
1 Not applicable — At October 31, 2010, the issuer was not an affiliated company of the fund.
2 Not applicable — At January 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At January 31, 2011, the cost of investment securities for tax purposes was $7,997,519,000. Net unrealized appreciation of investment securities for tax purposes was $2,222,509,000, consisting of unrealized gains of $2,373,539,000 on securities that had risen in value since their purchase and $151,030,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011
VANGUARD EXPLORER FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.